Share based compensation (Schedule of Fair Value Assumptions) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum			2.02%	[1]	2.55%	[1]
Risk-free interest rate, maximum			3.13%	[1]	3.21%	[1]
Risk-free interest rate	3.35%	[1]
Exercise multiple, minimum			2	[2]
Exercise multiple, maximum			2.8	[2]
Exercise multiple	2.2	[2]			2.8	[2]
Expected dividend yield	0.00%	[3]	0.00%	[3]	0.00%	[3]
Expected volatility, minimum			43.00%	[4]	45.00%	[4]
Expected volatility, maximum			44.00%	[4]	47.00%	[4]
Expected volatility	43.00%	[4]
Contract life	10 years				10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life			8 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life			10 years

[1]	The risk-free interest rate is based on the implied yield rates of China government bonds denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available.
[2]	The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to Valuing Employee Stock Options (published by John Wiley & Sons. Inc. 2004 edition), a well-accepted academic publication.
[3]	The dividend yield was estimated based on the Company's expected dividend policy over the expected life of the options.
[4]	The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of similar U.S. and Hong Kong public companies for a period equal to the expected life preceding the grant date.